CONSOLIDATED STATEMENT OF SHAREHOLDERS' EQUITY - USD ($) shares in Thousands, $ in Thousands	Total	Cumulative Effect, Period of Adoption, Adjustment	Match Group	Former IAC	Match Group and ANGI Homeservices	Redeemable Noncontrolling Interests	Total Match Group, Inc. Shareholders’ Equity	Total Match Group, Inc. Shareholders’ Equity Cumulative Effect, Period of Adoption, Adjustment	Total Match Group, Inc. Shareholders’ Equity Match Group	Total Match Group, Inc. Shareholders’ Equity Former IAC	Total Match Group, Inc. Shareholders’ Equity Match Group and ANGI Homeservices	Common Stock Common Stock $0.001 Par Value	Common Stock Common Stock $0.001 Par Value Match Group	Common Stock Former IAC Common Stock $0.001 Par Value	Common Stock Former IAC Common Stock $0.001 Par Value Former IAC	Common Stock Former IAC Class B Convertible Common Stock $0.001 Par Value	Additional Paid-in Capital	Additional Paid-in Capital Match Group	Additional Paid-in Capital Former IAC	Additional Paid-in Capital Match Group and ANGI Homeservices	Retained Earnings	Retained Earnings Cumulative Effect, Period of Adoption, Adjustment	Accumulated Other Comprehensive Loss	Treasury Stock	Noncontrolling Interests	Noncontrolling Interests Cumulative Effect, Period of Adoption, Adjustment
Balance at beginning of period at Dec. 31, 2017						$ 42,867
Increase (Decrease) in Redeemable Noncontrolling Interests
Net earnings (loss)	$ 130,786					33,897
Other comprehensive loss, net of tax						(702)
Stock-based compensation expense						1,138
Purchase of redeemable noncontrolling interests						(14,785)
Adjustment of redeemable noncontrolling interests to fair value						4,098
Noncontrolling interests created in an acquisition						2,261
Other						(3,087)
Balance at end of period at Dec. 31, 2018						65,687
Balance at beginning of period at Dec. 31, 2017	2,895,782	$ 40,205					$ 2,378,987	$ 36,795				$ 0		$ 261		$ 16	$ 12,111,496				$ 597,503	$ 36,795	$ (103,568)	$ (10,226,721)	$ 516,795	$ 3,410
Balance at beginning of period (shares) at Dec. 31, 2017												0		260,624		16,157
Increase (Decrease) in Shareholders' Equity
Net earnings (loss)	733,799						636,910														636,910				96,889
Other comprehensive loss, net of tax	(30,704)						(25,278)																(25,278)		(5,426)
Stock-based compensation expense	237,282						75,311										75,311								161,971
Issuance of common stock pursuant to stock-based awards, net of withholding taxes	21,786						21,786							$ 1			21,785
Issuance of common stock pursuant to stock-based awards, net of withholding taxes (shares)														1,679
Issuance of Former Match Group and ANGI Homeservices common stock pursuant to stock-based awards, net of withholding taxes	(67,239)						(102,798)										(102,922)						124		35,559
Dividends paid to Former Match Group noncontrolling interests	(105,126)																								(105,126)
Adjustment of redeemable noncontrolling interests to fair value	(4,098)						(4,098)										(4,098)
Purchase of treasury stock	(82,891)				$ (133,455)		(82,891)				$ (133,455)									$ (133,455)				(82,891)
Purchase of noncontrolling interest	(9,364)																								(9,364)
Noncontrolling interests created in acquisitions	14,307																								14,307
Other	425						764										764								(339)
Balance at end of period at Dec. 31, 2018	3,510,709						2,802,033					$ 0		$ 262		$ 16	11,968,881				1,271,208		(128,722)	(10,309,612)	708,676
Balance at end of period (shares) at Dec. 31, 2018												0		262,303		16,157
Increase (Decrease) in Redeemable Noncontrolling Interests
Net earnings (loss)	112,689					2,835
Other comprehensive loss, net of tax						39
Stock-based compensation expense						148
Purchase of redeemable noncontrolling interests						(40,432)
Adjustment of redeemable noncontrolling interests to fair value						11,554
Noncontrolling interests created in an acquisition						4,781
Other						(85)
Balance at end of period at Dec. 31, 2019	44,527					44,527
Increase (Decrease) in Shareholders' Equity
Net earnings (loss)	563,692						453,838														453,838				109,854
Other comprehensive loss, net of tax	(10,005)						(7,942)																(7,942)		(2,063)
Stock-based compensation expense	238,076						82,619										82,619								155,457
Issuance of common stock pursuant to stock-based awards, net of withholding taxes	(82,462)						(82,462)							$ 1			(82,463)
Issuance of common stock pursuant to stock-based awards, net of withholding taxes (shares)														927
Issuance of Former Match Group and ANGI Homeservices common stock pursuant to stock-based awards, net of withholding taxes	(238,376)						(236,582)										(236,897)						315		(1,794)
Adjustment of redeemable noncontrolling interests to fair value	(11,554)						(11,554)										(11,554)
Purchase of treasury stock					(274,302)						(274,302)									(274,302)
Purchase of exchangeable note hedges, net of deferred tax assets	(234,563)						(234,563)										(234,563)
Issuance of warrants	166,520						166,520										166,520
Other	65						(81)										(81)								146
Balance at end of period at Dec. 31, 2019	3,627,800						2,657,524					$ 0		$ 263		$ 16	11,378,160				1,725,046		(136,349)	(10,309,612)	970,276
Balance at end of period (shares) at Dec. 31, 2019												0		263,230		16,157
Increase (Decrease) in Redeemable Noncontrolling Interests
Net earnings (loss)	59,280					(3,136)
Other comprehensive loss, net of tax						(686)
Stock-based compensation expense						15
Purchase of redeemable noncontrolling interests						(3,165)
Adjustment of redeemable noncontrolling interests to fair value						6,669
Exchange Common stock and Class B for Class M Common stock and spin off IAC						(43,583)
Other						(1)
Balance at end of period at Dec. 31, 2020	640					$ 640
Increase (Decrease) in Shareholders' Equity
Net earnings (loss)	224,745						162,329														162,329				62,416
Other comprehensive loss, net of tax	40,100						40,486																40,486		(386)
Stock-based compensation expense	220,891						134,528										134,528								86,363
Issuance of common stock pursuant to stock-based awards, net of withholding taxes			$ 155,293	$ (34,517)					$ 155,293	$ (34,517)			$ 8		$ 1			$ 155,285	$ (34,518)
Issuance of common stock pursuant to stock-based awards, net of withholding taxes (shares)													8,373		453
Issuance of Former Match Group and ANGI Homeservices common stock pursuant to stock-based awards, net of withholding taxes	(223,047)						(211,642)										(212,270)						628		(11,405)
Adjustment of redeemable noncontrolling interests to fair value	(6,669)						(6,669)										(6,669)
Purchase of treasury stock					$ (187,735)						$ (187,735)									$ (187,735)
Retire treasury stock														(184,340)		(10,368)
Retire treasury stock (shares)	0													$ (184)		$ (10)	194				(10,309,612)			10,309,612
Exchange Common stock and Class B for Class M Common stock and spin off IAC	(5,230,236)						(4,731,444)					$ 184		$ (80)		$ (6)	(4,745,323)						13,781		(498,792)
Exchange Common stock and Class B for Class M Common stock and spin off IAC (shares)												183,749		(79,343)		(5,789)
Acquire Former Match Group noncontrolling interest	0						608,168					$ 58					608,110								(608,168)
Acquire Former Match Group noncontrolling interest (shares)												57,868
Issuance of common stock	0											$ 17					(17)
Issuance of Class M stock (shares)												17,339
Other	0						(738)										(738)								738
Balance at end of period at Dec. 31, 2020	$ (1,413,375)						$ (1,414,417)					$ 267		$ 0		$ 0	$ 7,089,007				$ (8,422,237)		$ (81,454)	$ 0	$ 1,042
Balance at end of period (shares) at Dec. 31, 2020												267,329		0		0